Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Other Liabilities [Line Items]
Pension benefit obligation		$ 25,231		$ 30,416
Non-current portion of asset retirement obligations, December 31	9,394	12,708	10,199	11,854
Non-controlling interests		7,923		7,923
Deferred income taxes		6,174		6,774
Deferred compensation		3,495		3,396
Derivatives		0		225
Other		1,068		635
Other liabilities	55,158	56,599		61,223
VERSO PAPER HOLDINGS LLC
Other Liabilities [Line Items]
Pension benefit obligation		25,231		30,416
Non-current portion of asset retirement obligations, December 31		12,708		11,854
Non-controlling interests		7,923		7,923
Deferred compensation		3,495		3,396
Derivatives		0		225
Other		1,068		634
Other liabilities	$ 48,985	$ 50,425		$ 54,448